UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F
FILED ON AUGUST 14, 1998 PURSUANT TO A REQUEST FOR CONFIDENTIAL
TREATMENT FOR WHICH CONFIDENTIAL TREATMENT EXPIRED ON AUGUST 15,
1999.

Report for the Calendar Quarter ended:	6/30/98

Check here if Amendment  X; Amendment Number: 1
	This Amendment (check only one.):		is a restatement.
								X - 	adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	HBK INVESTMENTS L.P.
Address:	300 CRESCENT COURT, SUITE 700
		DALLAS, TEXAS 75201

Form 13F File Number:	28-6078

	The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Report Manager:

Name:	H. Michael Reese
Title:	Chief Financial Officer
Phone:	(214) 758-6160

Signature, Place, and Date of Signing:

	/X/ H. Michael Reese		Dallas, Texas		August 20, 1999

Report Type (Check only one.):

	X	13F HOLDINGS REPORT.

		13F NOTICE.

		13F COMBINATION REPORT.

INFORMATION FOR WHICH WE ARE REQUESTING CONFIDENTIAL TREATMENT HAS BEEN OMITTED AND FILED SEPARATELY WITH THE SECURITIES AND EXCHANGE COMMISSION.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	37

Form 13F Information Table Value Total:	$373,216 (thousands)

List of Other Included Managers:  NONE


FORM 13F INFORMATION TABLE


	TITLE OF	VALUE	SHARES/	SH/	PUT/	INVSTMNT	OTHER	VOTING AUTHORITY
NAME OF ISSUER	CLASS	CUSIP	(X$1000)	PRN AMT	PRN	CALL	DISCRETN	MANAGERS	SOLE	SHARED	NONE
----------------------	-----	-----	-------	-------	---	----	--------	--------	----	------	----
AHMANSON & CO 	COM	008677106	26,270	370,000	SH		SOLE		370,000	0	0
ALCATEL ALSTHOM 	SPNSD ADR	013904305	439	10,800	SH		SOLE		10,800	0	0
ALLEGHENY ENERGY INC 	COM	017361106	5,061	168,000	SH		SOLE		168,000	0	0
BAY NETWORKS INC 	COM	072510100	8,707	270,000	SH		SOLE		270,000	0	0
CAMCO INTL INC 	COM	132632100	1,884	24,200	SH		SOLE		24,200	0	0
CHRYSLER CORP 	COM	171196108	60,603	1,075,000	SH		SOLE		1,075,000	0	0
CIENA CORP 	COM	171779101	8,695	125,000	SH		SOLE		125,000	0	0
CORECOMM INC 	COM	21868N106	2,748	105,200	SH		SOLE		105,200	0	0
DSC COMMUNICATIONS CORP 	COM	233311109	6,665	222,400	SH		SOLE		222,400	0	0
DAIMLER BENZ A G 	SPNSD ADR	233829308	12,660	130,100	SH		SOLE		130,100	0	0
FLEET FINL GROUP INC NEW 	COM	338915101	2,505	30,000	SH		SOLE		30,000	0	0
FLEET FINL GROUP INC NEW 	CALL	338915901	10,732	159,000	SH	CALL	SOLE		159,000	0	0
FREEPORT MCMORAN SULPHUR INC 	COM	35671R104	4,958	374,200	SH		SOLE		374,200	0	0
GENENTECH INC 	COM SPL	368710307	6,115	90,100	SH		SOLE		90,100	0	0
GIANT FOOD INC 	CL A	374478105	14,555	338,000	SH		SOLE		338,000	0	0
HUMANA INC 	COM	444859102	10,934	350,600	SH		SOLE		350,600	0	0
JOHN ALDEN FINL CORP 	COM	477838106	5,002	227,400	SH		SOLE		227,400	0	0
KANSAS CITY PWR & LT CO 	COM	485134100	14,465	498,800	SH		SOLE		498,800	0	0
LASER MTG MGMT INC 	COM	51806D100	217	20,000	SH		SOLE		20,000	0	0
MCI COMMUNICATIONS CORP 	COM	552673105	2,416	41,500	SH		SOLE		41,500	0	0
MCI COMMUNICATIONS CORP 	CALL	552673905	6,695	150,000	SH	CALL	SOLE		150,000	0	0
MCI COMMUNICATIONS CORP 	PUT	552673955	14,531	250,000	SH	PUT	SOLE		250,000	0	0
MCMORAN OIL & GAS CO NEW 	COM	582445102	668	155,000	SH		SOLE		155,000	0	0
MERCANTILE STORES INC 	COM	587533100	22,891	290,000	SH		SOLE		290,000	0	0
MIDWAY GAMES INC 	COM	598148104	10,235	655,100	SH		SOLE		655,100	0	0
NEUREX CORP 	COM	641238100	6,778	222,700	SH		SOLE		222,700	0	0
NORTHROP GRUMMAN CORP 	COM	666807102	9,456	91,700	SH		SOLE		91,700	0	0
SCHOOL SPECIALTY INC 	COM	807863105	2,259	137,700	SH		SOLE		137,700	0	0
TELECOMUNICACOES BRASILEIRAS 	SPNSD ADR	879287100	5,382	49,300	SH		SOLE		49,300	0	0
TOYS R US INC 	PUT	892335950	837	40,000	SH	PUT	SOLE		28,240	0	0
TELE-COMMUNICATIONS INTL  INC 	COM SER A	87924H102	567	28,240	SH		SOLE		28,240	0	0
TELE-COMMUNICATIONS INTL  INC 	PUT	87924H952	188	10,000	SH	PUT	SOLE		10,000	0	0
TELE-COMMUNICATIONS INTL  INC 	SUB DB CV 4.5%06	87924HAA0	66,640	72,682,000	PRN		SOLE		72,682,000	0	0
TELE-COMMUNICATIONS INC NEW 	COM TCI GRP A	87924V101	7,489	195,000	SH		SOLE		195,000	0	0
WORKFLOW MGMT INC 	COM	98137N109	449	55,700	SH		SOLE		55,700	0	0
TRAVELERS GROUP INC 	COM	894190107	2,425	40,000	SH		SOLE		40,000	0	0
UNITED STATES FILTER CORP NEW 	COM NEW	911843209	10,095	359,737	SH		SOLE		359,737	0	0
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